SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Executive Members of the Board of Directors, who replaced the Board of Management per December 11, 2020, are the chief operating decision-makers. The Executive Members of the Board of Directors consider the business from both a geographic and product perspective.
From a product perspective, the Company’s business is exclusively related to the recombinant human C1 esterase inhibitor business. From a geographic perspective, the Company is operating in the US, Europe and the Rest of the World.
The Executive Members of the Board of Directors primarily measure revenues and gross profit to assess the performance of the geographic areas. Operating costs as well as non-current assets are not sub-allocated to the geographic areas.
Total external revenues and gross profit per geographic segment for the financial year 2020, 2019 and 2018 are:

Amounts in € ‘000	2020	2019	2018
Revenues:
US	177,388	162,690	126,636
Europe	7,205	5,041	7,166
RoW	1,101	1,291	1,328
Total revenues	185,694	169,022	135,130
Gross profit:
US	161,057	144,780	111,581
Europe	3,093	1,911	290
RoW	943	976	1,079
Total gross profit	165,093	147,667	112,950